UMB FUND SERVICES, INC.
                        803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                                  414/271-5885
                                Fax: 414/221-6966



VIA ELECTRONIC FILING
---------------------


May 5, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Lifetime Achievement Fund, Inc.
      File Nos. (333-95817; 811-09749)


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of the Lifetime Achievement Fund, Inc., a registered management investment company (the "Company"), that the form of Prospectus and Statement of Additional Information for the Company that would have been filed under Rule 497(c) does not differ from that contained in the Company's Post-Effective Amendment No. 5 which was filed with the Commission on April 30, 2004.

Please contact the undersigned if you have any questions concerning this filing.

Sincerely,


/s/Constance Dye Shannon
Senior Counsel